Note 3 - Loans Held for Investment - Principal Balance and Net Book Value of the Loan Portfolio Based on Internal Risk Ratings (Details) $ in Thousands	Sep. 30, 2020 USD ($)		Dec. 31, 2019 USD ($)
Loan count	32
Carrying Value	$ 964,159	[1]
% of loan portfolio	100.00%
Risk Rating 1 [Member]
Loan count
Carrying Value
% of loan portfolio
Risk Rating 2 [Member]
Loan count
Carrying Value
% of loan portfolio
Risk Rating 3 [Member]
Loan count	32
Carrying Value	$ 964,159
% of loan portfolio	100.00%
Risk Rating 4 [Member]
Loan count
Carrying Value
% of loan portfolio
Risk Rating 5 [Member]
Loan count
Carrying Value
% of loan portfolio

[1]	Carrying value includes the outstanding face amount plus unamortized purchase premiums/discounts and any allowance for loan losses.